Document and Entity Information	Dec. 20, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2022
Entity File Number	001-40062
Entity Registrant Name	SportsTek Acquisition Corp.
Entity Central Index Key	0001836259
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-4265519
Entity Address, Address Line One	2200 S. Utica Place
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74114
City Area Code	918
Local Phone Number	957-1086
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	SPTKU
Security Exchange Name	NASDAQ
Shares of Class A common stock included as part of the units [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Shares of Class A common stock included as part of the units
Trading Symbol	SPTK
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	SPTKW
Security Exchange Name	NASDAQ